5. CONVERTIBLE DEBENTURES	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Debt Disclosure [Abstract]
5. CONVERTIBLE DEBENTURES

NOTE 6 – CONVERTIBLE NOTES PAYABLE

On March 24, 2014, the Company issued convertible debentures to certain accredited investors. The total principal amount of the debentures is $269,100 and originally matured on March 24, 2016 with a 0% interest rate. The debentures are convertible into shares of the Company’s common stock at $0.10 per share. In March 2016, the debentures were amended to extend the maturity date to March 24, 2018. In 2016, the Company issued an aggregate of 1,010,000 shares of its common stock in settlement of $101,000 of outstanding debentures and during the nine months ended September 30, 2017, the Company issued an aggregate of 1,081,000 shares of its common stock in settlement of $108,100 of outstanding debentures

As of September 30, 2017 and December 31, 2016, the aggregate carrying value of the debentures was $0 and $108,100, net of debt discounts of $0, respectively.

On August 17, 2017, the Company issued convertible notes to certain accredited investors. The total principal amount of the notes is $1,045,000 and matures on February 18, 2018 with 0% interest rate. Net proceeds received were $942,500 after deduction of legal and other fees. If the Company exercises its right to prepay the Note, the Company shall make payment to the Investor of an amount in cash equal to the sum of the then outstanding principal amount of the Note that it desires to prepay, multiplied by (a) 1.1, during the first ninety (90) days after the execution of this Note, or (b) 1.25, at any point thereafter.

The Notes are convertible into shares of the Company’s common stock at a price per share equal to the lower of (i) seventy five cents ($0.75), and (ii) a 25% discount to the price at which the Company next conducts an offering after the issuance date of the Note; provided, however, if any part of the principal amount of the Note remains unpaid at its Maturity Date (as defined in the Note), the conversion price will be equal to 65% of the average of the three trading days with the lowest daily weighted average prices of the Company’s common stock occurring during the fifteen days prior to the Notes’ Maturity Date.

In connection with the issuance of the notes, the Company and the Investors also entered into a Security Agreement, whereby the Notes are secured with all the assets of the Company currently held or hereafter acquired.

In connection with the issuance of the notes, the Company issued an aggregate of 2,090,000 warrants to purchase an amount of shares of the Company’s common stock with an initial exercise price of $0.50, expiring five years from the date of issuance. The warrants contain certain anti-dilutive (reset) provisions.

 On August 17, 2017, upon issuance of the secured convertible notes and warrants, the Company has determined that the features associated with the embedded conversion option and reset provisions embedded in the issued warrants, in the form of a ratchet provision, should be accounted for at fair value, as a derivative liability, as the Company cannot determine if a sufficient number of shares would be available to settle all potential future conversion transactions.

During the three and nine months ended September 30, 2017, the Company amortized $187,272 of debt discounts to current period interest.

NOTE 5 – CONVERTIBLE NOTES PAYABLE

On March 24, 2014, the Company issued convertible debentures to certain accredited investors. The total principal amount of the debentures is $269,100 and originally matured on March 24, 2016 with a 0% interest rate. The debentures are convertible into shares of the Company’s common stock at $0.10 per share. In March 2016, the debentures were amended to extend the maturity date to March 24, 2018. In 2016, the Company issued an aggregate of 1,010,000 shares of its common stock in settlement of 101,000 of outstanding debentures. As of December 31, 2016 and 2015, the aggregate carrying value of the debentures was $108,100 and $209,100, net of debt discounts of $0, respectively.

In February 2016, the Company issued to a service provider a 12 month convertible debenture at 15% interest with a principal amount of $35,000 along with 35,000 3-year warrants to purchase shares of common stock at $1.00 per share. The convertible debenture is payable at maturity, and convertible at the investor’s determination at a price equal to 90% of the price of a subsequent public underwritten offering if one occurs over $5 million, or, if no such subsequent offering occurs, at $0.75 per share. During the year ended December 31, 2016, the Company issued an aggregate of 343,767 shares in full settlement of the debenture obligation.

On March 14, 2016, the Company sold to investors six (6) month secured convertible original issue discount notes with a principal amount in the aggregate of $1,514,669, together with five-year warrants to purchase an amount of shares of the Company’s common stock equal to the number of shares of common stock issuable upon the conversion of the notes in full and having an exercise price of $1.00 per share with reset provisions. If the Company exercises its right to prepay the note, the Company must make payment to the investor of an amount in cash equal to the sum of the then outstanding principal amount of the note that it desires to prepay, multiplied by (a) 1.2, during the first ninety (90) days after the execution of the note, or (b) 1.35, at any point thereafter. The notes are convertible into shares of the Company’s common stock at a price per share equal to the lower of (i) $1.00, and (ii) a 25% discount to the price at which the Company next conducts an offering after the issuance date of the note; provided, however, for any part of the principal amount of the note that is not paid at its maturity date, September 14, 2016, the conversion price for such amount is equal to 65% of the average of the three trading days with the lowest daily weighted average prices of the Company’s common stock occurring during the fifteen days prior to the notes’ maturity date, September 14, 2016. The notes require that any net proceeds received in subsequent offerings made by the Company first be used to repay the notes’ outstanding principal amount. Because the note was not repaid by the maturity date, the investors became entitled to receive, in aggregate, but calculated pro rata to the principal amounts remaining outstanding at the time of maturity, up to five hundred thousand (500,000) shares of the Company’s common stock. Gross proceeds received by the Company for the notes and warrants in this offering were $1,420,000, while net proceeds were $1,271,600 (excluding any legal fees). On September 14, 2016, upon maturity of the notes, the Company was unable to make the required payment of the then outstanding aggregate principal amount of $966,384 and was in default under the notes. Penalties in aggregate of $584,735 were added to the carrying amount of the notes and were charged to current period interest.

During the year ended December 31, 2016, the Company paid an aggregate of $1,479,498 cash and issued 1,754,462 shares of its common stock upon conversion of $619,906 of the debenture obligation and accrued interest. In addition, the Company issued an aggregate of 304,523 shares of its common stock as penalty shares valued at $163,621 and was charged to current period interest. As of December 31, 2016, the debentures were paid in full.

The Company’s convertible debt is summarized as follows as of December 31, 2016 and 2015:

	2016	2015
Note payable dated March 24, 2014	$108,100	$209,100
Less: current portion	—	—
Long term portion	$108,100	$209,100